BASIC AND DILUTED NET LOSS PER SHARE (Basic and Diluted Net loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) Attributable to Parent [Abstract]
Net Income (Loss) Attributable to Parent	$ (11,472)	$ (812)	$ (7,334)
Preferred Stocks, Accretion To Redemption Value, Adjustment	(77,063)	(7,297)	(2,007)
Net loss attributable to common stockholders, basic	(88,535)	(8,109)	(9,341)
Net loss attributable to common stockholders, diluted	$ (88,535)	$ (8,109)	$ (9,341)
Earnings Per Share, Basic and Diluted [Abstract]
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, basic (in shares)	26,745,020	16,028,560	15,886,958
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, diluted (in shares)	26,745,020	16,028,560	15,886,958
Net loss per stock attributable to common stockholders – basic (in dollars per share)	$ (3.31)	$ (0.51)	$ (0.59)
Net loss per stock attributable to common stockholders – diluted (in dollars per share)	$ (3.31)	$ (0.51)	$ (0.59)